Notes payable	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Notes payable

10. Notes payable

Notes payable consists of the following:

	December 31, 2020	December 31, 2019
	$	$
Short-term notes	49,647	145,943
Notes payable	335,000	1,289,755
	384,647	1,435,698

Short-term notes

The short-term notes represent notes outstanding that the Company assumed on acquisition of Prismic. The notes have matured, are due on demand and accrue interest at a rate of 10% per annum. The notes are held by former Directors and Shareholders of Prismic.

Notes payable

The notes payable represent notes outstanding that the Company assumed on acquisition of Prismic. The notes have matured and are due on demand. The notes accrue interest at a rate of 20% per annum. The notes are held by former Directors and Shareholders of Prismic. The Company recognized accrued interest of $227,366 during the year ended December 31, 2020 (2019 - $142,907).

During the year ended December 31, 2020, the Company settled notes payable in the amount of $1,084,719, accrued interest of $795,367, and $438,599 of other Prismic related liabilities with 63,714 Class B Common Shares with a fair value of $185,976 and cash of $1,484,369. A gain of $680,164 was recognized on settlement as the value of the consideration was less than the carrying value of the notes payable, accrued interest and other related Prismic liabilities.